AOMT 2022-1 ABS-15G

Exhibit 99.6

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on behalf of its client, Angel Oak Mortgage Operating Partnership, LP. The review included a total of 485 newly originated residential mortgage loans, in connection with the securitization identified as AOMT 2022-1 (the “Securitization”). The review began on June 1, 2021, and concluded in December 1, 2021.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history
e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure
d.	Comprehensive review of Closing Disclosure to determine transaction accuracy
e.	Recalculation of APR and Finance Charge
f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees
g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure
h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing
i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type
j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.
b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.	Additional valuation products were not required when the CU score provided was at or below 2.5. In the event the CU score was greater than 2.5, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, CDA’s and/or AVM’s were ordered on loans that had an acceptable CU score based on guidance from the seller.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third party valuation product.

For loans reviewed in a post-close valuation review scenario (485 loans in total):

83 loans had Desktop Reviews and 80 loans had Automated Value Models.

If a loan with a Desktop Review or AVM with fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.

Zero (0) loans had a field review.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 485 mortgage loans reviewed, 367 unique mortgage loans (75.67% by loan count) had a total of 435 different tape discrepancies across eight data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Originator DTI	332	76.32%
UW FICO Utilized	64	14.71%
Property Type	18	4.14%

Original CLTV	9	2.07%
Original LTV	8	1.84%
Loan Purpose	2	0.46%
Origination Date	1	0.23%
Original Term	1	0.23%
Total Discrepancies:	435	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

After giving consideration to the grading criteria of the relevant NRSROs, 100% of the loans received a grade “B” or higher with 90.72% of the pool receiving an Overall “A” grade.

Final Loan Grades

Fields Reviewed	Discrepancy Count	Percentage
Originator DTI	332	76.32%
UW FICO Utilized	64	14.71%
Property Type	18	4.14%
Original CLTV	9	2.07%
Original LTV	8	1.84%
Loan Purpose	2	0.46%
Origination Date	1	0.23%
Original Term	1	0.23%
Total Discrepancies:	435	100.00%

Overall Loan Results:

Event GradeLoan CountOriginal Principal BalancePercent of Sample

Event Grade A440$188,863,14390.72%

Event Grade B45$22,291,7669.28%

Event Grade C0$0.000%

Event Grade D0$0.000%

Total Sample485$211,154,909100.00%

Credit Results:

Event GradeLoan CountPercent of Sample

Event Grade A44090.72%

Event Grade B459.28%

Event Grade C00%

Event Grade D00%

Total Sample485100.00%

Compliance Results:

Event GradeLoan CountPercent of Sample

Event Grade A485100.00%

Event Grade B00%

Event Grade C00%

Event Grade D00%

Total Sample485100.00%

Valuation Results:

Event GradeLoan CountPercent of Sample

Event Grade A485100.00%

Event Grade B00%

Event Grade C00%

Event Grade D00%

Total Sample485100.0%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Grade	Exception Category	Total

Credit	A	No Credit Findings	309
		DTI Exceeds AUS Maximum Allowable	25
		Hazard Insurance Coverage is Not Sufficient.	14
		Borrower Income Verification does not match Approval	8
		Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	6
		Transmittal Summary is Missing	6
		Qualifying DTI exceeds Guideline Maximum Allowable	6
		Asset Documents are Incomplete	5
		Underwriting FICO does not meet Guideline Minimum Required	5
		Signed 4506t is missing	4
		Hazard Insurance Coverage is Not Sufficient	4
		Borrower 1 VVOE is not within 7 days of Note date	3
		Underwriting CLTV exceeds Guideline Maximum Allowable	3
		Liquid Reserves are less than Guidelines Required	3
		Underwriting LTV exceeds Guideline Maximum Allowable	3
		Minimum Trade Line Requirement Not Met	2
		Final Loan Application is Partial	2
		Borrower Income Verification is less than 12 months	2
		Flood Insurance Policy is Missing	2
		Loan is Qm and DTI exceeds 43%	2
		HAZARD INSURANCE CERTIFICATE MISSING	2
		DSCR is less than guideline minimum	2
		Borrower Employment Verification does not meet guidelines	2
		Insufficient cash to close.	2
		Property flood zone reflects property is in a Flood Zone but Special Flood Zone is marked No	1
		LTV Exceeds AUS Maximum Allowable	1
		Borrower credit report is greater than 60 days from the Note date	1
		HMDA Data Tape Not Provided	1
		AUS is Missing	1
		Housing history does not meet guidelines	1
		Residual income does not meet guidelines.	1
		Initial Credit Application is Not Executed	1
		Borrower 1 pay stub is greater than 60 days from note date.	1
		Initial Loan Application is Missing	1
		Borrower 2 is missing signed 4506t.	1
		Flood Certificate is Missing	1
		Note Document Indicator is Partial	1
		Length of housing history does not meet guidelines	1
		Condo Approval Missing	1
		CLTV Exceeds the AUS Maximum Allowable	1
		Fraud Report Shows Uncleared Alerts	1
		Co-Borrower residency documentation not provided or issue with documentation	1
		Trust Documentation Missing or Incomplete	1
		Loan amount is less than the minimum required loan amount	1
		Fraud Report Missing	1
		Appraisal date is greater than 120 days from Origination date.	1
		Unresolved derogatory credit	1
		Hazard Insurance Effective Date is after the Note Date	1
		Hazard Insurance Indicator is Partial	1
		Total Credit Grade (A) Exceptions	447
	B	Liquid Reserves are less than Guidelines Required	7
		Housing history does not meet guidelines	6
		Loan amount is less than the minimum required loan amount	5
		Underwriting FICO does not meet Guideline Minimum Required	4
		Underwriting CLTV exceeds Guideline Maximum Allowable	3
		Underwriting LTV exceeds Guideline Maximum Allowable	3
		Borrower Liabilities Verification Indicator is Partial	3
		DSCR is less than guideline minimum	3
		Minimum Trade Line Requirement Not Met	2
		Overdraft/NSF Count Exceeds Tolerance	2
		Borrower credit report is greater than 60 days from the Note date	2
		Percentage of Down payment from Borrower Own Funds is Zero	1
		Borrower 2 credit report is greater than 60 days from Note date	1
		Asset Documents are Incomplete	1
		Borrower 2 pay stub is greater than 60 days from note date.	1
		Payment shock exceeds lender guidelines	1
		Borrower Income Verification does not match Approval	1
		Qualifying DTI exceeds Guideline Maximum Allowable	1
		Borrower Income Verification is less than 12 months	1
		Down payment source is from an unacceptable source	1
		Borrower 1 pay stub is greater than 60 days from note date.	1
		Borrower Employment Verification does not meet guidelines	1
		Hazard Insurance Coverage is Not Sufficient.	1
		Total Credit Grade (B) Exceptions	52

Compliance	A	No Compliance Findings	424
		Initial Closing Disclosure Delivery Date Test	16
		Charges That Cannot Increase Test	15
		Consummation or Reimbursement Date Validation Test	14
		Reimbursement Amount Test	13
		Qualified Mortgage APR Threshold Finding	11
		Charges That In Total Cannot Increase More Than 10% Test	7
		Written List of Service Providers Disclosure Date Test	5
		Initial Loan Estimate Delivery Date Test (from application)	5
		Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	4
		RESPA Homeownership Counseling Organizations Disclosure Date Test	4
		eSigned Documents Consent is Missing	3
		MD COMAR Higher-Priced Mortgage Loan Finding	3
		TILA Right of Rescission Test	2
		Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test	2
		Affiliated Business Disclosure is Missing	2
		Home Loan	2
		High-Cost Mortgage Date the Rate Was Set Validation Test	2
		Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	2
		TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	2
		Lender did not provide ATR/QM Status Determination	2
		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	2
		Security Instrument Indicator is Partial	1
		Homeownership Counseling Disclosure is Missing	1
		TRID Disclosure Delivery and Receipt Date Validation Test	1
		Bona Fide Discount Points Test	1
		Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	1
		Mortgage Loan Finding	1
		Intent to Proceed is Missing	1
		CT NPHLA Average Prime Offer Rate APR Threshold	1
		TRID Total of Payments Test	1
		Nonprime Home Loan (Oct. 1 2009 and after)	1
		Higher-Priced Mortgage Loan Appraiser License Status Alert (12 CFR 1026.35(c)(1)).	1
		Notice of Special Flood Hazards is Missing	1
		Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	1
		Initial Escrow Account Disclosure is Missing	1
		TILA Finance Charge Test	1
		Written List of Service Providers is Missing	1
		Interest Rate Test	1
		ATR/QM Status is Pending	1
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	1
		Evidence of Rate Lock Not Provided	1
		TX Constitution A6 Required Fees Test	1
		Brokerage/Finder Fee Test	1
		Reimbursement Amount Validation Test	1
		Higher-Priced Mortgage Loan Required Escrow Account Test	1
		Prepay Amount From Note Does Not Equal Prepay Amount On Final Closing Disclosure	1
		Total Compliance Grade (A) Exceptions	567

Property	A	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	59
		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	45
		Third Party Valuation Product not Provided	29
		Third Party Valuation Product not Provided.	11
		UCDP Summary Report is Missing	5
		Title Issues Present	3
		Third party AVM Confidence Score is less than 80%	3
		Is Completion Certificate in file is No	2
		Third Party AVM to appraised value exceeds 10% allowable variance	2
		Appraisal guideline violation	2
		Appraiser's License was Inactive at time of origination	1
		Total Property Grade (A) Exceptions	162
	B	Appraisal guideline violation	1
		Total Property Grade (B) Exceptions	1

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.